Property and equipment, net	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 5 – Property and equipment, net

Property and equipment, net, consisted of the following:

As of
January 31, 2026
(Unaudited) US$
Computer hardware	$2,710,295
Furniture and fixtures	8,439
Sub-total	2,718,734
Accumulated depreciation	(1,115,428)
Property and equipment, net	$1,603,306

Depreciation expense for the three months and nine months period ended January 31, 2026 amounted to $61,676 and $177,818, respectively.

Note 5 – Property and equipment, net

Property and equipment, net, consisted of the following:

	As of	As of
	April 30,	April 30,
	2025	2024
Computer hardware	$2,710,295	$2,710,295
Furniture and fixtures	8,439	6,910
Sub-total	2,718,734	2,717,205
Accumulated depreciation	(937,610)	(448,244)
Property and equipment, net	$1,781,124	$2,268,961

Depreciation expense for the years ended April 30, 2025 and 2024 amounted to $489,366 and $448,244, respectively.